Earnings Per Share - Schedule of Basic Earnings Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares [Member]
Schedule of Basic Earnings Per Share [Line Items]
Profit for the period attributable	$ 24,605	$ 2,988
Weighted average number of shares outstanding	44,175	24,067
Class B Ordinary Shares [Member]
Schedule of Basic Earnings Per Share [Line Items]
Profit for the period attributable	$ 2,387	$ 2,395
Weighted average number of shares outstanding	4,286	19,286